Segment Information	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Segment Information
4.	Segment information

(a)	Description of segments
The Group’s operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”), which is the Leadership Team, comprising of the Chief Executive Officer, Chief Financial Officer, Managing Director Marketplaces, Managing Director Fintech / Chief Marketing Officer, Chief Technology Officer and Chief People Officer.
With effect from 30 June 2021, the Group reorganised its operating and reportable segments to Marketplaces and Fintech and Data services. This change was made to reflect the way the CODM monitors the performance of the segments. Segment reporting information for earlier periods have been restated to conform to these changes. The change in segments have no impact on the consolidated financial position, results of operations or cash flows, as reflected in the consolidated financial statements.
The Group has five reportable segments, namely four Marketplaces and Fintech and Data services. The Marketplaces segments consist of core listing marketplace for agents and developer marketing solutions business in four primary geographic areas, namely Singapore, Vietnam, Malaysia and Other Asia (comprising Thailand and Indonesia). Each of these geographic Marketplaces segments has different political and economic conditions as well as market factors and strategic initiatives which influence performance. Furthermore, each geographic Marketplace segment represents a business in different stages of development (with Singapore being the most mature and Other Asia still considered by management to be a developing market).
The Fintech and Data segment consists of the digital mortgage marketplace business, PropertyGuru Finance, launched in March 2020 where commission is earned from financial institutions on each mortgage brokered and from insurance providers on each insurance policy’s inception, and the data business involving provision of data services to developers, agents, banks and property valuers.

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(b)	Segment information
The table below shows the segment information provided to the CODM for the reportable segments for the years ended 31 December 2021, 2020, and 2019.

	Marketplaces
	Singapore	Vietnam	Malaysia	Other Asia	Fintech and Data	Total reportable segments
	$’000	$’000	$’000	$’000	$’000	$’000
2021
Revenue from external customers	55,953	18,769	14,670	8,467	2,852	100,711

Adjusted EBITDA	32,871	2,006	(10,388)	(1,283)	(3,891)	19,315

2020
Revenue from external customers	46,654	18,269	7,888	8,261	1,023	82,095

Adjusted EBITDA	32,541	4,198	(4,459)	(2,969)	(1,720)	27,591

2019
Revenue from external customers	49,357	19,857	7,600	11,630	—	88,444

Adjusted EBITDA	33,317	5,584	(3,180)	(58)	—	35,663

A reconciliation of adjusted EBITDA to loss before income tax is provided as follows:

	2021	2020	2019
	$’000	$’000	$’000
Adjusted EBITDA as above	19,315	27,591	35,663
Headquarters cost	(30,184)	(23,136)	(23,150)
Changes in fair value of preferred shares and embedded derivatives	(124,146)	16,364	(16,516)
Finance costs – net	(13,453)	(15,964)	(11,707)
Depreciation and amortisation expense	(14,032)	(9,554)	(7,720)
Impairment	(8)	(806)	—
Share grant and option expenses	(10,470)	(6,660)	(3,204)
Others gains/(losses) – net	(815)	(1,684)	(1,875)
Business acquisition transaction and integration cost	(7,883)	—	—
Legal and professional expenses incurred for IPO	(6,070)	—	—
Cost of proposed listing	—	—	(6,227)

Loss before income tax	(187,746)	(13,849)	(34,736)

Headquarters costs are costs of personnel that are based predominantly in its Singapore headquarters and certain key personnel in Malaysia and Thailand, and that service the group as a whole, consisting of its executive officers and its group marketing, technology, product, human resources, finance and operations teams, as well as platform IT costs (hosting, licensing, domain fees), workplace facilities costs, corporate public relations retainer costs and professional fees such as audit, legal and consultant fees.

The CODM uses adjusted EBITDA as a measure to assess the performance of the segments. This excludes the effects of significant items of income and expenditure which may have an impact on the quality of earnings such as changes in fair value of preferred shares and embedded derivatives, finance cost, depreciation and amortisation, income tax expense, impairments when the impairment is the result of an isolated, non–recurring event, share grant and option expenses, loss on disposal of plant and equipment and intangible assets, currency translation loss, business acquisition transaction and integration cost and legal and professional expenses incurred for IPO.